Investment Objectives and Goals	Sep. 30, 2025
MFS International New Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International New Discovery Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Research Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Research Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Total Return Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.